Huber Capital Mid Cap Value Fund
SCHEDULE OF INVESTMENTS at July 31, 2020 (Unaudited)

Shares	COMMON STOCKS - 90.81%	Value
	Asset Management & Custodian - 5.99%
19,800	Uranium Participation Corp. (a) (b)	$72,581
109	Virtus Investment Partners, Inc.	14,815
		87,396
	Banks: Diversified - 11.23%
2,100	Atlantic Capital Bancshares, Inc. (b)	21,000
150	First Citizens BancShares, Inc. - Class A	63,881
8,516	First Horizon National Corp.	78,943
		163,824
	Chemicals: Specialty - 2.00%
388	Innospec, Inc.	29,166

	Communications Equipment - 15.40%
12,852	Comtech Telecommunications Corp.	211,031
100	F5 Networks, Inc. (b)	13,590
		224,621
	Computer Services, Software & Systems - 1.64%
300	Science Applications International Corp.	23,994

	Consumer Lending - 1.11%
1,004	Enova International, Inc. (b)	16,154

	Engineering & Contracting Services - 4.85%
3,183	KBR, Inc.	70,790

	Food - 6.79%
900	Campbell Soup Co.	44,613
700	ConAgra Foods, Inc.	26,215
266	Lamb Weston Holdings, Inc.	15,981
200	Tyson Foods, Inc. - Class A	12,290
		99,099
	Health Care Equipment & Supplies - 1.70%
300	CONMED Corp.	24,762

	Health Care Facilities - 1.63%
900	Tenet Healthcare Corp. (b)	23,796

	Health Care Providers & Services - 2.92%
2,438	Hanger, Inc. (b)	42,567

	Infrastructure Software - 1.27%
2,458	Avast plc (a)	18,485

	Insurance: Life - 4.67%
4,510	CNO Financial Group, Inc.	68,101

	Real Estate Investment Trusts (REITs) - 4.39%
1,100	Granite Real Estate Investment Trust	64,009

	Shipping - 12.57%
8,342	Golar LNG Ltd. (b)	62,565
45,085	Golar LNG Partners LP	117,672
308	Hoegh LNG Partners LP	3,172
		183,409
	Specialty Retail - 1.74%
600	Gap, Inc.	8,022
600	Rent-A-Center, Inc.	17,352
		25,374

	Utilities: Electrical - 10.91%
500	Black Hills Corp.	28,930
500	Entergy Corp.	52,565
858	Evergy, Inc.	55,624
500	Portland General Electric Co.	22,065
		159,184
	TOTAL COMMON STOCKS (Cost $1,235,132)	1,324,731

	MONEY MARKET FUNDS - 9.70%
70,780	First American Government Obligations Fund, Institutional Class, 0.08% (c)	70,780
70,779	First American Treasury Obligations Fund, Institutional Class, 0.07% (c)	70,779
	TOTAL MONEY MARKET FUNDS (Cost $141,559)	141,559

	Total Investments in Securities (Cost $1,376,691) - 100.51%	1,466,290
	Liabilities in Excess of Other Assets - (0.51)%	(7,417)
	NET ASSETS - 100.00%	$1,458,873

(a)	Foreign issued security.
(b)	Non-income producing security.
(c)	Rate shown is the 7-day annualized yield as of July 31, 2020.

Huber Capital Mid Cap Value Fund
Summary of Fair Value Disclosure at July 31, 2020 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Accounting principles generally accepted in the United
States of America ("U.S. GAAP") establish a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of July 31, 2020:

Huber Capital Mid Cap Value Fund	Level 1	Level 2	Level 3	Total

Common Stocks
Asset Management	$14,815	$-	$-	$14,815
Banking	163,824	-	-	163,824
Chemicals	29,166	-	-	29,166
Consumer Discretionary	8,022	-	-	8,022
Consumer Services	17,352	-	-	17,352
Electric Utilities	159,184	-	-	159,184
Engineering & Construction	70,790	-	-	70,790
Food	99,099	-	-	99,099
Health Care Facilities & Services	66,364	-	-	66,364
Insurance	68,101	-	-	68,101
Medical Equipment & Devices	24,762	-	-	24,762
Metals & Mining	72,581	-	-	72,581
REITs	64,009	-	-	64,009
Software	18,485	-	-	18,485
Specialty Finance	16,154	-	-	16,154
Technology Hardware and Services	248,614	-	-	248,614
Transportation & Logistics	183,409	-	-	183,409
Total Common Stocks	1,324,731	-	-	1,324,731
Money Market Funds	141,559	-	-	141,559
Total Investments in Securities	$1,466,290	$-	$-	$1,466,290

Refer to the Fund’s schedule of investments for a detailed break-out of common stocks by industry classification. For the period ended July 31, 2020, the Fund did not recognize any transfers to or from Level 3.